Share based compensation reserve - Valuation Assumptions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jul. 30, 2026	May 07, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Information about how expected volatility was determined, share options granted	Expected volatility is a measure of the amount by which the Company's share price returns are expected to fluctuate during the life of an option, at the grant date. The expected volatility is estimated based on the historical share price volatility of the Company over a three to five year period, of 27.4% to 29.7%. The historical share price volatility is used as a guide to expected volatility over a period that is commensurate with the expected life of the option. The expected volatility input of 28.8% is calculated as the mean of the Company's volatility over a historical three, four and five-year period.
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award			$ 16.95
Exercise price			$ 0
Weighted average remaining contractual life of outstanding share options		6 months
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award		$ 18.90
Weighted average remaining contractual life of outstanding share options		1 year 8 months 12 days
Restricted shares | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0
Performance and Restricted Stock | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award	$ 9.55
Exercise price	$ 0
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			6 months
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options		1 year 8 months 12 days
Performance share awards | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Share options [member] | 2026 Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days
Weighted average exercise price of share options granted in share-based payment arrangement	$ 10.14
Weighted average fair value at measurement date, share options granted					$ 1.13
Exercise price, share options granted	$ 10.14
Risk free interest rate, share options granted	4.10%
Expected dividend, share options granted	6.70%
Expected volatility, share options granted	28.80%
Description of method used and assumptions made to incorporate effects of expected early exercise, share options granted				10.00%
Share price at date of grant of options					$ 10.14